CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Net income (loss)	$ (6,547,023)	$ 8,188,231	$ (24,583,620)	$ 14,931,970
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	264,257	114,906
Amortization of intangibles	580,274	0	569,721	0
Accretion (reduction) of reclamation liability	82,316	(790,950)	(609,247)	20,711
Accretion of discount on MCU Philippines, Inc. note receivable	(30,093)	(20,267)	(107,238)	(5,074)
Amortization of debt discount and other debt-related items	42,812	(45,791)	(38,656)	240,219
Employee and director share based compensation	108,599	97,010	463,986	204,249
Change in fair value of derivatives	(3,065,000)	(7,487,249)	13,155,946	(526,788)
Gain (loss) on investments in securities	(407,393)	900,575	2,244,951	(3,152,702)
Loss from equity method investments	266,903	31,454	2,049,070	2,131
Impairment of MCU-P and MCU note receivable and investments	4,084,268	0
Writedown of uncollectible receivable	338,034	0	300,000	0
Change in fair value of Tonogold Resources, Inc. convertible preferred shares	55,769	(193,664)	0	2,544,000
Change in fair value of Tonogold Resources, Inc. note receivable	605,000	(1,008,000)	418,500	642,997
Impairment of LPB investment	54,587	0
Non-cash Tonogold reimbursements and fees	0	(812,500)	(2,175,000)	0
Changes in operating assets and liabilities:
Prepaid expenses	(139,979)	(194,019)	(717,822)	(60,501)
Deposits	58,848	0	479,881	0
Other assets	33,451	(8,073)	(85,817)	192,500
Accounts payable	(327,140)	(91,883)	(707,004)	(464,309)
Accrued expenses, other liabilities and deposits	80,272	(887,078)	104,456	(212,996)
Net cash used by operating activities	(3,861,238)	(2,207,298)	(7,492,402)	(3,764,575)
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire intangible assets	500,000	0
Proceeds from Lucerne's mineral properties option	750,000	0
Purchase of mineral rights and properties, plant and equipment	(553,200)	(40,750)	(78,467)	(130,750)
Purchases related to construction in progress	(95,214)	0
Proceeds from principal payment on note receivable	2,502	144	9,058	2,795
Proceeds from sale of Tonogold Resources, Inc. common shares	169,701	502,951	798,313	2,944,929
Change in reclamation bond deposit	(64)	(65)	(240)	(6,742)
Net cash provided by (used) in investing activities	(226,275)	(3,245,343)	(16,097,485)	3,207,696
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on debt	(8,389)	(3,511,914)	(3,568,214)	(7,564,586)
Proceeds from the issuance of common stock	0	18,020,000	27,399,999	4,197,622
Sale of treasury stock	2,721	0
Investment in LINICO by Aqua Metals	500,000	0
Common stock issuance costs	(70,000)	(997,999)	(1,064,498)	(130,070)
Repurchase of employee stock options	0	(194,581)	(247,156)	0
Net cash provided by financing activities	424,332	13,315,506	27,070,131	1,972,966
Net increase in cash	(3,663,181)	7,862,865	3,480,244	1,416,087
Cash at beginning of year	5,912,188	2,431,944	2,431,944	1,015,857
Cash at end of year	2,249,007	10,294,809	5,912,188	2,431,944
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Increase in Tonogold note receivable in exchange for non-cash reimbursements	5,110,000	0	1,812,500	0
Note receivable exchanged for investment in Comstock Mining LLC	(6,650,000)	0
Issuance of common shares for stock issuance costs	0	250,003	500,002	125,000
Issuance of common shares for Mercury Clean Up, LLC make whole liability	0	6,250,000	0	314,687
Investment in Pelen LLC	0	500,000	0	585,000
Mercury Clean Up LLC
CASH FLOW FROM INVESTING ACTIVITIES:
Proceeds from Mercury Clean Up, LLC derivative asset settlement	0	762,377	762,377	0
Payments to acquire investments			(820,000)	(413,093)
M C U Philippines Inc
CASH FLOW FROM INVESTING ACTIVITIES:
Addition to MCU Philippines, Inc. note receivable	0	820,000
Payments to acquire investments			(1,000)	(1,180,000)
LINICO Corporation
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments	0	(1,500,000)	(6,025,034)	0
LP Biosciences LLC
CASH FLOW FROM INVESTING ACTIVITIES:
Payments to acquire investments			(576,258)	0
Sierra Springs Opportunity Fund, Inc.
CASH FLOW FROM INVESTING ACTIVITIES:
Proceeds from Mercury Clean Up, LLC derivative asset settlement	1,300,000	0
Payments for advance to affiliate	$ (1,300,000)	$ (2,150,000)	$ (3,285,000)	$ (1,650,000)